Business Combination (Additional Information) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Revenue,net	$ 7,899,249	$ 10,963,174	$ 14,034,779	$ 26,930,195	$ 47,482,015	$ 69,658,420
Total net assets acquired			15,018,371
Acquisition-Related Costs			976,428
Clearance Payment	10,000,000		10,000,000
Contingent consideration other current liability	8,588,000		8,588,000
Business Combination, Contingent Consideration, Liability, Noncurrent	1,412,000		1,412,000
Business Combination, Contingent Consideration, Liability, Total	10,000,000		10,000,000
Licensed technology
Business Combination [Line Items]
Total net assets acquired			$ 11,700,000
Assets acquired useful lives			10 years
Trade names and trademarks
Business Combination [Line Items]
Total net assets acquired			$ 1,800,000
Assets acquired useful lives			15 years
Customer-related contracts and relationships
Business Combination [Line Items]
Total net assets acquired			$ 8,800,000
Assets acquired useful lives			7 years
Goodwill [Member]
Business Combination [Line Items]
Total net assets acquired			$ 1,288,000
BioStem Technologies [Member]
Business Combination [Line Items]
Revenue,net	$ 6,712,240		$ 12,076,119